Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Fair value of plan assets	$ 583	$ 518
Termination benefits	(105)	(111)
Defined benefit obligation	(1,004)	(860)
Total Employee benefits	$ (526)	$ (453)